RELATED PARTY TRANSACTIONS - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 1,401	$ 572
Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,566	892
Nanjing GenScript Biotech Co., Ltd. | Lease liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	58	136
Nanjing GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	906	265
Nanjing GenScript Biotech Co., Ltd. | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	615	892
Genscript USA Incorporated | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	15	35
Jiangsu GenScript Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	91	0
Zhenjiang ProBio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	265	272
Nanjing ProBio Biotech Co., Ltd. | Trade payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	124	0
Genscript USA Holdings Inc | Other payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 951	$ 0